SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]	CASH PAYMENTS

	Year Ended December 31,
	2014	2013	2012
	Thousands of Dollars
Interest Paid, Net of Amounts Capitalized	$(82,653)	$(52,589)	$(52,125)
Income Taxes Paid	—	—	(1,796)

Supplemental Noncash Investing And Financing Activities Table

Other non-cash investing and financing activities that affected recognized assets and liabilities but did not result in cash receipts or payments were as follows:

	Years Ended December 31,
	2014	2013	2012
	Thousands of Dollars
(Decrease)/Increase to Utility Plant Accruals(1)	$5,138	$4,995	$4,813
Net Cost of Removal of Interim Retirements(2)	12,128	25,182	35,983
Capital Lease Obligations(3)	1,107	9,039	11,967
Asset Retirement Obligations(4)	4,117	8,064	789

(1)	The non-cash additions to Utility Plant represent accruals for capital expenditures.
(2)	The non-cash net cost of removal of interim retirements represents an accrual for future asset retirement obligations that does not impact earnings.
(3)	The non-cash change in capital lease obligations represents interest accrued for accounting purposes in excess of interest payments.
(4)	The non-cash additions to asset retirement obligations and related capitalized assets represent revision of estimated asset retirement cost due to changes in timing and amount of expected future asset retirement obligations.